Consolidated Statements Of Equity (JPY ¥) In Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Preferred Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Common Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated For Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net Of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2011			¥ 442,100	¥ 1,644,132	¥ 6,395,705	¥ 239,571	¥ 254,103		¥ (628,661)	¥ (11,251)	¥ 327,213
Issuance of new shares of common stock by way of exercise of stock acquisition rights				1,012	1,010
Stock-based compensation expense (Note 32)					1,370
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)		(20,000)			(20,000)						30,000
Other-net					534						120
Net income attributable to Mitsubishi UFJ Financial Group	416,231	416,231					416,231
Cash dividends: Common stock							(169,776)
Cash dividends: Preferred stock	(17,940)							(17,940)
Gains (losses) on sales of shares of treasury stock							(218)
Effect of adopting new guidance on embedded credit derivatives (Note 1)							135
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	31,518								32,261		(743)
Purchases of shares of treasury stock (Note 17)										(18)
Sales of shares of treasury stock										849
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										2,009
Initial subscriptions of noncontrolling interests (Note 2)											9,991
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(7,440)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(67,276)
Decrease in noncontrolling interests related to disposition of subsidiaries											(4,609)
Net income attributable to noncontrolling interests	4,520										4,520
Dividends paid to noncontrolling interests											(16,487)
Balance at end of fiscal year at Mar. 31, 2012	8,858,447	8,583,158	442,100	1,645,144	6,378,619	239,571	482,535		(596,400)	(8,411)	275,289
Issuance of new shares of common stock by way of exercise of stock acquisition rights				891	889
Stock-based compensation expense (Note 32)					1,233
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)		(30,655)			(30,655)						(8,345)
Changes in a foreign affiliated company's interests in its subsidiary					(1,816)
Other-net					(137)						25
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	1,069,124					1,069,124
Cash dividends: Common stock							(169,819)
Cash dividends: Preferred stock	(17,940)							(17,940)
Gains (losses) on sales of shares of treasury stock							(2,280)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	1,179,149								1,170,747		8,402
Purchases of shares of treasury stock (Note 17)										(19)
Sales of shares of treasury stock										4,888
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										531
Initial subscriptions of noncontrolling interests (Note 2)											30,009
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(3,262)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(8,090)
Decrease in noncontrolling interests related to disposition of subsidiaries											(2,327)
Net income attributable to noncontrolling interests	50,727										50,727
Dividends paid to noncontrolling interests											(9,243)
Balance at end of fiscal year at Mar. 31, 2013	10,941,980	10,608,795	442,100	1,646,035	6,348,133	239,571	1,361,620		574,347	(3,011)	333,185
Issuance of new shares of common stock by way of exercise of stock acquisition rights				1,110	1,108
Stock-based compensation expense (Note 32)					129
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)						(3,301)
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)		13,839			13,839						(13,839)
Other-net					204						(90)
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393	1,015,393					1,015,393
Cash dividends: Common stock							(198,191)
Cash dividends: Preferred stock	(17,940)							(17,940)
Gains (losses) on sales of shares of treasury stock							58
Net change during the fiscal year, Other comprehensive income (loss), net of taxes	766,936								783,335		(16,399)
Purchases of shares of treasury stock (Note 17)										(74)
Sales of shares of treasury stock										753
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										(178)
Initial subscriptions of noncontrolling interests (Note 2)											237,307
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											2,117
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(48,524)
Decrease in noncontrolling interests related to disposition of subsidiaries											(139)
Net income attributable to noncontrolling interests	67,133										67,133
Dividends paid to noncontrolling interests											(14,347)
Balance at end of fiscal year at Mar. 31, 2014	¥ 12,751,444	¥ 12,205,040	¥ 442,100	¥ 1,647,145	¥ 6,363,413	¥ 239,571	¥ 2,157,639		¥ 1,357,682	¥ (2,510)	¥ 546,404